Summary of Significant Accounting Policies (Details)	Dec. 31, 2025	Dec. 31, 2024
EBP 030 | Dover Stock Fund
EBP, Accounting Policy [Line Items]
EBP, Risk and Uncertainty, Concentration of Investment at Fair Value to Net Assets, Percentage	21.00%	22.30%